UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Steven I. Koszalka

American Funds College Target Date Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds College Target Date SeriesSM American Funds College 2030 Fund® Investment portfolio January 31, 2014 unaudited

Fund investments
		Value
Growth funds 18.7%	Shares	(000)

EuroPacific Growth Fund, Class R-6	373,068	$ 17,553
The Growth Fund of America, Class R-6	451,945	19,045
		36,598
Growth-and-income funds 66.3%

Capital World Growth and Income Fund, Class R-6	834,725	36,620
Fundamental Investors, Class R-6	732,388	36,619
International Growth and Income Fund, Class R-6	799,890	26,852
The Investment Company of America, Class R-6	821,026	29,294
		129,385
Equity-income and Balanced funds 2.5%

American Funds Global Balanced Fund, Class R-6	162,934	4,859
Bond funds 12.5%

Capital World Bond Fund, Class R-6	481,461	9,730
U.S. Government Securities Fund, Class R-6	1,074,180	14,770
		24,500

Total investment securities (cost: $185,293,000)		195,342
Other assets less liabilities		(74)
Net assets		$195,268

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 10,405
Gross unrealized depreciation on investment securities	(356)
Net unrealized appreciation on investment securities	10,049
Cost of investment securities for federal income tax purposes	185,293

American Funds College 2027 FundSM

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Growth funds 13.9%	Shares	(000)

EuroPacific Growth Fund, Class R-6	202,777	$ 9,541
The Growth Fund of America, Class R-6	462,318	19,482
		29,023
Growth-and-income funds 52.3%

Capital World Growth and Income Fund, Class R-6	658,131	28,872
Fundamental Investors, Class R-6	573,807	28,691
International Growth and Income Fund, Class R-6	567,799	19,061
The Investment Company of America, Class R-6	825,287	29,446
Washington Mutual Investors Fund, Class R-6	87,396	3,330
		109,400
Equity-income and Balanced funds 9.9%

American Funds Global Balanced Fund, Class R-6	690,722	20,597
Bond funds 23.9%

The Bond Fund of America, Class R-6	621,208	7,808
Capital World Bond Fund, Class R-6	513,241	10,373
U.S. Government Securities Fund, Class R-6	2,307,923	31,734
		49,915

Total investment securities (cost: $197,802,000)		208,935
Other assets less liabilities		88
Net assets		$209,023

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 12,026
Gross unrealized depreciation on investment securities	(893)
Net unrealized appreciation on investment securities	11,133
Cost of investment securities for federal income tax purposes	197,802

American Funds College 2024 FundSM

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Growth funds 9.2%	Shares	(000)

The Growth Fund of America, Class R-6	619,259	$ 26,096
Growth-and-income funds 43.2%

American Mutual Fund, Class R-6	153,194	5,155
Capital World Growth and Income Fund, Class R-6	587,695	25,782
International Growth and Income Fund, Class R-6	760,546	25,531
The Investment Company of America, Class R-6	1,088,893	38,852
Washington Mutual Investors Fund, Class R-6	690,282	26,300
		121,620
Equity-income and Balanced funds 10.6%

American Funds Global Balanced Fund, Class R-6	1,006,125	30,003
Bond funds 37.0%

American Funds Mortgage Fund, Class R-6	385,672	3,864
The Bond Fund of America, Class R-6	3,680,881	46,269
Capital World Bond Fund, Class R-6	662,216	13,383
U.S. Government Securities Fund, Class R-6	2,958,686	40,682
		104,198

Total investment securities (cost: $270,614,000)		281,917
Other assets less liabilities		(144)
Net assets		$281,773

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 13,063
Gross unrealized depreciation on investment securities	(1,760)
Net unrealized appreciation on investment securities	11,303
Cost of investment securities for federal income tax purposes	270,614

American Funds College 2021 FundSM

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Growth-and-income funds 36.6%	Shares	(000)

American Mutual Fund, Class R-6	1,355,324	$ 45,607
International Growth and Income Fund, Class R-6	898,047	30,147
Washington Mutual Investors Fund, Class R-6	1,196,814	45,599
		121,353
Equity-income and Balanced funds 15.4%

American Funds Global Balanced Fund, Class R-6	1,555,259	46,378
The Income Fund of America, Class R-6	241,206	4,889
		51,267
Bond funds 48.0%

American Funds Mortgage Fund, Class R-6	3,799,518	38,071
The Bond Fund of America, Class R-6	6,357,135	79,909
Intermediate Bond Fund of America, Class R-6	669,831	9,049
U.S. Government Securities Fund, Class R-6	2,329,662	32,033
		159,062

Total investment securities (cost: $320,855,000)		331,682
Other assets less liabilities		(179)
Net assets		$331,503

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 12,925
Gross unrealized depreciation on investment securities	(2,098)
Net unrealized appreciation on investment securities	10,827
Cost of investment securities for federal income tax purposes	320,855

American Funds College 2018 FundSM

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Growth-and-income funds 18.3%	Shares	(000)

American Mutual Fund, Class R-6	1,865,874	$ 62,787
Equity-income and Balanced funds 18.6%

The Income Fund of America, Class R-6	3,145,330	63,756
Bond funds 63.1%

American Funds Mortgage Fund, Class R-6*	6,893,739	69,075
The Bond Fund of America, Class R-6	6,562,824	82,495
Intermediate Bond Fund of America, Class R-6	4,796,231	64,797
		216,367

Total investment securities (cost: $335,016,000)		342,910
Other assets less liabilities		(211)
Net assets		$342,699

*American Funds Mortgage Fund is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2014, appear below.

						Value of
					Dividend	affiliate at
					income	1/31/2014
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

American Funds Mortgage Fund, Class R-6	5,810,634	1,083,105	—	6,893,739	$291	$69,075

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 10,088
Gross unrealized depreciation on investment securities	(2,194)
Net unrealized appreciation on investment securities	7,894
Cost of investment securities for federal income tax purposes	335,016

American Funds College 2015 FundSM

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Equity-income and Balanced funds 9.1%	Shares	(000)

The Income Fund of America, Class R-6	967,077	$ 19,603
Bond funds 90.9%

American Funds Mortgage Fund, Class R-6*	6,278,904	62,915
The Bond Fund of America, Class R-6	3,329,744	41,855
Intermediate Bond Fund of America, Class R-6	6,152,869	83,125
Short-Term Bond Fund of America, Class R-6	714,846	7,141
		195,036

Total investment securities (cost: $215,939,000)		214,639
Other assets less liabilities		(151)
Net assets		$214,488

*American Funds Mortgage Fund is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2014, appear below.

						Value of
					Dividend	affiliate at
					income	1/31/2014
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

American Funds Mortgage Fund, Class R-6	5,834,638	546,347	102,081	6,278,904	$284	$62,915

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 1,436
Gross unrealized depreciation on investment securities	(2,736)
Net unrealized depreciation on investment securities	(1,300)
Cost of investment securities for federal income tax purposes	215,939

American Funds College
Enrollment FundSM

Investment portfolio

January 31, 2014

unaudited

Fund investments
		Value
Bond funds 100.0%	Shares	(000)

American Funds Mortgage Fund, Class R-6	1,964,945	$ 19,689
Intermediate Bond Fund of America, Class R-6	1,698,725	22,950
Short-Term Bond Fund of America, Class R-6	2,297,337	22,950
Total investment securities (cost: $66,471,000)		65,589
Other assets less liabilities		(49)
Net assets		$65,540

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ —
Gross unrealized depreciation on investment securities	(882)
Net unrealized depreciation on investment securities	(882)
Cost of investment securities for federal income tax purposes	66,471

unaudited

Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2014, all of the investment securities held by each fund were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-800-0314O-S37764

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: March 31, 2014

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 31, 2014